Invesco Strategic Real Return Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	SRR-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities–45.08%
U.S. Treasury Inflation — Indexed Bonds–17.83%(b)
2.38%, 01/15/2025	$543,912	$605,672
0.38%, 07/15/2025	635,435	638,894
2.00%, 01/15/2026	375,195	415,997
2.38%, 01/15/2027	304,108	349,955
1.75%, 01/15/2028	273,326	304,898
3.63%, 04/15/2028	385,462	493,216
0.75%, 07/15/2028	535,618	554,838
2.50%, 01/15/2029	243,620	291,732
3.88%, 04/15/2029	433,035	577,424
3.38%, 04/15/2032	102,951	140,385
2.13%, 02/15/2040	251,163	322,452
2.13%, 02/15/2041	404,810	523,936
0.75%, 02/15/2042	369,379	372,947
0.63%, 02/15/2043	371,763	363,005
1.38%, 02/15/2044	363,361	415,822
0.75%, 02/15/2045	364,911	364,599
1.00%, 02/15/2046	315,356	334,127
0.88%, 02/15/2047	279,853	288,507
1.00%, 02/15/2048	278,690	296,547
1.00%, 02/15/2049	119,177	127,443
		7,782,396
U.S. Treasury Inflation — Indexed Notes–27.25%(b)
1.25%, 07/15/2020	542,261	547,051
1.13%, 01/15/2021	619,493	624,827
0.13%, 04/15/2021	693,817	687,301
0.63%, 07/15/2021	580,068	583,696
0.13%, 01/15/2022	667,793	663,504
0.13%, 04/15/2022	676,683	671,051
0.13%, 07/15/2022	652,952	650,689
0.13%, 01/15/2023	651,955	647,021
0.63%, 04/15/2023	690,761	697,688
0.38%, 07/15/2023	638,563	642,466
0.63%, 01/15/2024	651,589	660,868
0.50%, 04/15/2024	251,930	254,014
0.13%, 07/15/2024	636,228	632,421
0.25%, 01/15/2025	634,387	631,676
0.63%, 01/15/2026	651,619	663,596
0.13%, 07/15/2026	556,013	548,880
0.38%, 01/15/2027	586,048	586,713
0.38%, 07/15/2027	555,132	556,988
0.50%, 01/15/2028	569,898	575,771
0.88%, 01/15/2029	349,273	365,272
		11,891,493
Total U.S. Treasury Securities (Cost $19,263,270)		19,673,889
	Shares
Common Stocks & Other Equity Interests–30.25%
Fixed Income Fund–30.25%
Invesco Floating Rate Fund, Class R6(c)	1,779,011	13,200,265
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–22.33%
Aerospace & Defense–0.67%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(d)	$19,000	$20,587
5.75%, 03/15/2022(d)	23,000	23,000
6.13%, 01/15/2023(d)	24,000	23,393
7.50%, 03/15/2025(d)	19,000	18,496
7.88%, 04/15/2027(d)	28,000	26,942
Moog, Inc., 5.25%, 12/01/2022(d)	12,000	12,150
TransDigm, Inc.,
6.50%, 07/15/2024	4,000	4,000
6.50%, 05/15/2025	53,000	52,801
6.25%, 03/15/2026(d)	50,000	51,125
6.38%, 06/15/2026	23,000	22,684
Triumph Group, Inc., 7.75%, 08/15/2025	36,000	34,920
		290,098
Agricultural & Farm Machinery–0.14%
Titan International, Inc., 6.50%, 11/30/2023	70,000	60,331
Air Freight & Logistics–0.01%
XPO Logistics, Inc., 6.50%, 06/15/2022(d)	6,000	6,108
Alternative Carriers–0.24%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	18,000	18,765
Series Y, 7.50%, 04/01/2024	24,000	25,680
Level 3 Financing, Inc.,
5.38%, 05/01/2025	44,000	44,165
5.25%, 03/15/2026	14,000	13,996
		102,606
Aluminum–0.04%
Novelis Corp., 6.25%, 08/15/2024(d)	18,000	18,450
Apparel Retail–0.17%
Hot Topic, Inc., 9.25%, 06/15/2021(d)	19,000	19,124
L Brands, Inc.,
5.63%, 02/15/2022	46,000	47,212
6.88%, 11/01/2035	8,000	7,000
6.75%, 07/01/2036	2,000	1,710
		75,046
Asset Management & Custody Banks–0.05%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/2023(d)	21,000	22,037

See accompanying notes which are an integral part of this schedule.
Invesco Strategic Real Return Fund

Principal Amount		Value
Auto Parts & Equipment–0.20%
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(d)	$30,000	$30,075
Delphi Technologies PLC, 5.00%, 10/01/2025(d)	15,000	12,787
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(d)	12,000	11,100
Hertz Corp. (The), 7.63%, 06/01/2022(d)	12,000	12,195
Tenneco, Inc., 5.38%, 12/15/2024	25,000	21,475
		87,632
Automobile Manufacturers–0.12%
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(d)	50,000	51,250
Automotive Retail–0.21%
Lithia Motors, Inc., 5.25%, 08/01/2025(d)	7,000	7,061
Penske Automotive Group, Inc., 5.50%, 05/15/2026	83,000	82,481
		89,542
Broadcasting–0.28%
AMC Networks, Inc., 5.00%, 04/01/2024	68,000	67,903
Gray Television, Inc., 7.00%, 05/15/2027(d)	16,000	16,988
Nexstar Broadcasting, Inc., 5.63%, 08/01/2024(d)	36,000	36,360
		121,251
Building Products–0.06%
Standard Industries, Inc., 5.00%, 02/15/2027(d)	27,000	26,426
Cable & Satellite–3.22%
Altice Financing S.A.(Luxembourg), 6.63%, 02/15/2023(d)	200,000	203,778
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	20,000	20,375
5.75%, 02/15/2026(d)	111,000	115,440
CSC Holdings, LLC, 6.75%, 11/15/2021	97,000	103,669
DISH DBS Corp.,
7.88%, 09/01/2019	25,000	25,332
5.88%, 11/15/2024	102,000	91,935
DISH Network Corp., 3.38%, 08/15/2026	100,000	92,138
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	86,000	77,615
8.50%, 10/15/2024(d)	25,000	24,437
Sirius XM Radio, Inc.,
6.00%, 07/15/2024(d)	15,000	15,472
5.38%, 07/15/2026(d)	42,000	42,460
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH(Germany), 5.00%, 01/15/2025(d)	201,000	206,527
Virgin Media Bristol LLC(United Kingdom), 5.50%, 08/15/2026(d)	200,000	201,436
VTR Finance B.V.(Chile), 6.88%, 01/15/2024(d)	180,000	185,175
		1,405,789
Principal Amount		Value
Casinos & Gaming–0.40%
Boyd Gaming Corp.,
6.88%, 05/15/2023	$8,000	$8,280
6.38%, 04/01/2026	61,000	63,065
MGM Resorts International,
7.75%, 03/15/2022	40,000	44,200
4.63%, 09/01/2026	17,000	16,575
Scientific Games International, Inc., 10.00%, 12/01/2022	13,000	13,690
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(d)	28,000	27,510
		173,320
Coal & Consumable Fuels–0.12%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(d)	55,000	54,381
Commodity Chemicals–0.15%
Koppers, Inc., 6.00%, 02/15/2025(d)	57,000	53,829
Nufarm Australia Ltd./Nufarm Americas, Inc.(Australia), 5.75%, 04/30/2026(d)	12,000	11,370
		65,199
Communications Equipment–0.22%
Commscope Technologies LLC, 6.00%, 06/15/2025(d)	53,000	48,362
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	17,000	18,079
5.25%, 08/01/2026	31,000	30,970
		97,411
Construction & Engineering–0.06%
AECOM, 5.13%, 03/15/2027	23,000	22,698
William Lyon Homes, Inc., 6.00%, 09/01/2023	5,000	4,975
		27,673
Construction Machinery & Heavy Trucks–0.20%
Meritor, Inc., 6.25%, 02/15/2024	50,000	51,563
Terex Corp., 5.63%, 02/01/2025(d)	35,000	34,300
		85,863
Consumer Finance–0.44%
Ally Financial, Inc.,
8.00%, 03/15/2020	15,000	15,544
5.13%, 09/30/2024	65,000	68,169
4.63%, 03/30/2025	10,000	10,262
Navient Corp.,
8.00%, 03/25/2020	20,000	20,625
7.25%, 01/25/2022	60,000	63,488
7.25%, 09/25/2023	13,000	13,695
		191,783
Copper–0.18%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	37,000	33,115
Taseko Mines Ltd.(Canada), 8.75%, 06/15/2022(d)	49,000	46,918
		80,033
See accompanying notes which are an integral part of this schedule.
Invesco Strategic Real Return Fund

Principal Amount		Value
Data Processing & Outsourced Services–0.20%
First Data Corp.,
5.00%, 01/15/2024(d)	$8,000	$8,175
5.75%, 01/15/2024(d)	75,000	77,025
		85,200
Diversified Banks–0.11%
Royal Bank of Scotland Group PLC (The)(United Kingdom), 6.00%, 12/19/2023	45,000	48,045
Diversified Chemicals–0.08%
Chemours Co. (The),
6.63%, 05/15/2023	6,000	6,000
7.00%, 05/15/2025	21,000	21,053
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(d)	8,000	7,460
		34,513
Diversified Metals & Mining–0.09%
Hudbay Minerals, Inc.(Canada), 7.63%, 01/15/2025(d)	41,000	40,898
Diversified REITs–0.04%
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 03/15/2024	9,000	9,087
5.38%, 03/15/2027	9,000	9,304
		18,391
Electric Utilities–0.11%
NextEra Energy Capital Holdings, Inc., Series K, Investment Units, 5.25%, 06/01/2076	1,500	38,791
Southern Co. (The), Series B, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(e)	7,000	7,106
		45,897
Electrical Components & Equipment–0.14%
EnerSys, 5.00%, 04/30/2023(d)	60,000	60,900
Electronic Equipment & Instruments–0.03%
Itron, Inc., 5.00%, 01/15/2026(d)	15,000	14,981
Environmental & Facilities Services–0.24%
Core & Main L.P., 6.13%, 08/15/2025(d)	30,000	29,775
GFL Environmental, Inc.(Canada), 7.00%, 06/01/2026(d)	63,000	60,776
Waste Pro USA, Inc., 5.50%, 02/15/2026(d)	16,000	15,840
		106,391
Financial Exchanges & Data–0.05%
MSCI, Inc., 5.25%, 11/15/2024(d)	20,000	20,600
Food Distributors–0.11%
US Foods, Inc., 5.88%, 06/15/2024(d)	46,000	46,863
Food Retail–0.16%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 06/15/2024	42,000	42,630
7.50%, 03/15/2026(d)	27,000	28,350
		70,980
Principal Amount		Value
Gas Utilities–0.39%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	$15,000	$15,600
5.88%, 08/20/2026	62,000	64,402
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 05/01/2021	22,000	19,525
6.75%, 06/15/2023	7,000	6,073
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	65,000	64,025
		169,625
Health Care Equipment–0.14%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(d)	33,000	33,330
Teleflex, Inc., 4.88%, 06/01/2026	28,000	28,560
		61,890
Health Care Facilities–0.88%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	40,000	40,900
Community Health Systems, Inc., 6.25%, 03/31/2023	24,000	22,943
Encompass Health Corp., 5.75%, 09/15/2025	30,000	30,600
HCA, Inc.,
5.38%, 02/01/2025	10,000	10,477
5.25%, 04/15/2025	67,000	72,226
5.88%, 02/15/2026	32,000	34,000
5.38%, 09/01/2026	10,000	10,401
5.50%, 06/15/2047	45,000	47,434
Tenet Healthcare Corp.,
8.13%, 04/01/2022	9,000	9,414
6.75%, 06/15/2023	104,000	103,992
		382,387
Health Care REITs–0.08%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	34,000	33,618
Health Care Services–0.55%
AMN Healthcare, Inc., 5.13%, 10/01/2024(d)	10,000	9,950
CHS/Community Health Systems, Inc., 8.00%, 03/15/2026(d)	26,000	24,936
DaVita, Inc., 5.00%, 05/01/2025	22,000	20,872
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(d)(f)	11,000	11,041
Heartland Dental, LLC, 8.50%, 05/01/2026(d)	32,000	30,280
MEDNAX, Inc., 6.25%, 01/15/2027(d)	46,000	46,230
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(d)	40,000	39,900
Polaris Intermediate Corp., 9.25% PIK Rate, 8.50% Cash Rate, 12/01/2022(d)(f)	23,000	22,684
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025(d)	7,000	6,387
10.00%, 04/15/2027(d)	18,000	18,315
Team Health Holdings, Inc., 6.38%, 02/01/2025(d)	10,000	8,294
		238,889
See accompanying notes which are an integral part of this schedule.
Invesco Strategic Real Return Fund

Principal Amount		Value
Home Improvement Retail–0.05%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(d)	$25,000	$22,875
Homebuilding–0.44%
Beazer Homes USA, Inc.,
8.75%, 03/15/2022	39,000	40,526
6.75%, 03/15/2025	22,000	20,542
5.88%, 10/15/2027	3,000	2,469
KB Home, 8.00%, 03/15/2020	13,000	13,423
Lennar Corp.,
5.38%, 10/01/2022	40,000	41,950
5.25%, 06/01/2026	14,000	14,490
Meritage Homes Corp.,
7.15%, 04/15/2020	5,000	5,144
6.00%, 06/01/2025	8,000	8,440
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(d)	42,000	43,155
		190,139
Household Products–0.27%
Reynolds Group Issuer, Inc./LLC,
5.13%, 07/15/2023(d)	13,000	13,019
7.00%, 07/15/2024(d)	57,000	57,712
Spectrum Brands, Inc., 5.75%, 07/15/2025	48,000	48,958
		119,689
Independent Power Producers & Energy Traders–0.35%
AES Corp. (The), 5.50%, 04/15/2025	59,000	61,077
Calpine Corp., 5.50%, 02/01/2024	20,000	19,450
NRG Energy, Inc., 6.63%, 01/15/2027	67,000	71,522
		152,049
Industrial Machinery–0.23%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(d)	37,000	35,612
EnPro Industries, Inc., 5.75%, 10/15/2026	18,000	18,135
Mueller Industries, Inc., 6.00%, 03/01/2027	46,000	45,540
		99,287
Integrated Oil & Gas–0.06%
Petrobras Global Finance B.V.(Brazil), 5.75%, 02/01/2029	25,000	25,265
Integrated Telecommunication Services–0.82%
Altice France S.A.(France), 7.38%, 05/01/2026(d)	200,000	195,875
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(d)	11,000	9,487
8.00%, 10/15/2025(d)	3,000	2,588
CommScope, Inc., 8.25%, 03/01/2027(d)	18,000	17,887
Frontier Communications Corp.,
10.50%, 09/15/2022	62,000	45,184
11.00%, 09/15/2025	23,000	14,605
8.00%, 04/01/2027(d)	45,000	46,800
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	2,000	1,935
7.20%, 07/18/2036	25,000	25,500
		359,861
Principal Amount		Value
Internet & Direct Marketing Retail–0.22%
Booking Holdings, Inc., 0.90%, 09/15/2021	$25,000	$27,310
Liberty Interactive LLC,
1.75%, 10/05/2023(d)(g)	25,000	30,377
3.50%, 01/15/2031	50,000	40,002
		97,689
Leisure Facilities–0.09%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	15,000	15,412
Six Flags Entertainment Corp., 4.88%, 07/31/2024(d)	23,000	22,775
		38,187
Leisure Products–0.04%
Mattel, Inc., 6.75%, 12/31/2025(d)	18,000	17,770
Life & Health Insurance–0.12%
MetLife, Inc., Series D, 5.88% (3 mo. USD LIBOR + 2.96%)(h)	50,000	51,889
Managed Health Care–0.14%
Centene Corp., 5.38%, 06/01/2026(d)	17,000	17,675
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	30,000	30,516
5.38%, 08/15/2026(d)	14,000	14,381
		62,572
Metal & Glass Containers–0.17%
Ball Corp., 5.25%, 07/01/2025	25,000	26,375
Berry Global, Inc., 5.50%, 05/15/2022	23,000	23,259
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(d)	21,000	18,952
OI European Group B.V., 4.00%, 03/15/2023(d)	5,000	4,925
		73,511
Mortgage REITs–0.29%
Starwood Property Trust, Inc., 4.38%, 04/01/2023	125,000	125,547
Movies & Entertainment–0.24%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	33,000	30,112
6.13%, 05/15/2027	10,000	8,813
Netflix, Inc.,
5.75%, 03/01/2024	43,000	45,741
5.88%, 11/15/2028	20,000	21,050
		105,716
Multi-line Insurance–0.12%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/2024(d)	6,000	6,176
AXA S.A.(France), 7.25%, 05/15/2021(d)	45,000	45,724
		51,900
Multi-Utilities–0.11%
Dominion Energy, Inc., Series A, Conv. Investment Units, 6.75%, 08/15/2019	1,000	49,440
See accompanying notes which are an integral part of this schedule.
Invesco Strategic Real Return Fund

Principal Amount		Value
Oil & Gas Drilling–0.42%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	$10,000	$5,950
Ensco Rowan PLC, 7.75%, 02/01/2026	49,000	36,627
Ensign Drilling, Inc.(Canada), 9.25%, 04/15/2024(d)	23,000	22,051
Noble Holding International Ltd., 7.75%, 01/15/2024	65,000	51,187
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	2,361	2,379
7.75%, 12/15/2023	3,000	3,053
5.25%, 11/15/2024	15,000	13,425
Transocean, Inc., 7.50%, 04/15/2031	58,000	48,140
		182,812
Oil & Gas Equipment & Services–0.19%
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.00%, 10/01/2022	21,000	21,105
Calfrac Holdings L.P.(Canada), 8.50%, 06/15/2026(d)	20,000	14,600
SESI, L.L.C., 7.13%, 12/15/2021	63,000	47,250
		82,955
Oil & Gas Exploration & Production–1.94%
Antero Resources Corp., 5.00%, 03/01/2025	36,000	34,290
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(d)	26,000	27,720
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	41,000	40,231
California Resources Corp., 8.00%, 12/15/2022(d)	27,000	18,968
Callon Petroleum Co., 6.13%, 10/01/2024	52,000	51,610
Centennial Resource Production, LLC, 6.88%, 04/01/2027(d)	70,000	69,664
Denbury Resources, Inc., 5.50%, 05/01/2022	15,000	10,313
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(d)	29,000	18,270
Gulfport Energy Corp., 6.00%, 10/15/2024	63,000	52,290
Jagged Peak Energy LLC, 5.88%, 05/01/2026	34,000	33,362
Murphy Oil USA, Inc., 5.63%, 05/01/2027	42,000	43,260
Oasis Petroleum, Inc., 6.88%, 01/15/2023	44,000	42,350
Parsley Energy, LLC/Parsley Finance Corp.,
6.25%, 06/01/2024(d)	31,000	31,698
5.63%, 10/15/2027(d)	15,000	14,925
QEP Resources, Inc.,
6.88%, 03/01/2021	33,000	33,660
5.25%, 05/01/2023	6,000	5,654
5.63%, 03/01/2026	7,000	6,353
Range Resources Corp.,
5.88%, 07/01/2022	33,000	32,505
4.88%, 05/15/2025	43,000	37,625
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
SM Energy Co.,
6.13%, 11/15/2022	$43,000	$41,817
6.75%, 09/15/2026	25,000	22,450
6.63%, 01/15/2027	4,000	3,540
Southwestern Energy Co.,
7.50%, 04/01/2026	14,000	13,510
7.75%, 10/01/2027	50,000	48,000
Whiting Petroleum Corp., 6.25%, 04/01/2023	50,000	48,437
WPX Energy, Inc., 5.25%, 09/15/2024	66,000	65,175
		847,677
Oil & Gas Refining & Marketing–0.14%
NuStar Logistics, L.P., 6.00%, 06/01/2026	29,000	29,000
Parkland Fuel Corp.(Canada), 6.00%, 04/01/2026(d)	16,000	16,280
Sunoco L.P. /Sunoco Finance Corp., 4.88%, 01/15/2023	14,000	14,143
		59,423
Oil & Gas Storage & Transportation–0.55%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.38%, 05/01/2024	15,000	15,751
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	56,000	55,555
Energy Transfer Operating, L.P., 5.88%, 01/15/2024	67,000	73,253
Energy Transfer Partners, L.P., Series A, 6.25% (3 mo. USD LIBOR + 4.03%)(e)	17,000	15,669
SemGroup Corp., 6.38%, 03/15/2025	25,000	24,125
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	17,000	17,101
5.13%, 02/01/2025	18,000	18,135
5.88%, 04/15/2026	11,000	11,399
Williams Cos., Inc. (The), 7.88%, 09/01/2021	10,000	11,078
		242,066
Other Diversified Financial Services–0.25%
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(d)	44,000	45,210
LPL Holdings, Inc., 5.75%, 09/15/2025(d)	15,000	15,075
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(d)	41,000	41,513
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 06/15/2022(d)	5,000	5,164
		106,962
Packaged Foods & Meats–0.18%
B&G Foods, Inc., 5.25%, 04/01/2025	9,000	8,735
JBS USA Lux S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(d)	48,000	49,260
TreeHouse Foods, Inc., 6.00%, 02/15/2024(d)	18,000	18,392
		76,387
See accompanying notes which are an integral part of this schedule.
Invesco Strategic Real Return Fund

Principal Amount		Value
Paper Products–0.22%
Mercer International, Inc. (Canada),
7.75%, 12/01/2022	$2,000	$2,078
6.50%, 02/01/2024	50,000	51,250
5.50%, 01/15/2026	6,000	5,938
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(d)	37,000	37,555
		96,821
Pharmaceuticals–0.39%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(d)	25,000	27,094
Bausch Health Cos., Inc.,
5.88%, 05/15/2023(d)	3,000	3,018
5.50%, 11/01/2025(d)	11,000	11,082
9.00%, 12/15/2025(d)	79,000	85,320
5.75%, 08/15/2027(d)	9,000	9,124
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(d)	19,000	18,834
Teva Pharmaceutical Finance IV, B.V.(Israel), 3.65%, 11/10/2021	15,000	14,081
		168,553
Publishing–0.10%
Meredith Corp., 6.88%, 02/01/2026	43,000	44,501
Railroads–0.10%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(d)	48,000	45,600
Regional Banks–0.10%
CIT Group, Inc., 5.00%, 08/15/2022	42,000	43,660
Restaurants–0.19%
1011778 BC ULC/New Red Finance, Inc.(Canada), 5.00%, 10/15/2025(d)	47,000	46,177
Aramark Services, Inc., 5.00%, 04/01/2025(d)	24,000	23,940
IRB Holding Corp., 6.75%, 02/15/2026(d)	14,000	13,685
		83,802
Security & Alarm Services–0.03%
Brink’s Co. (The), 4.63%, 10/15/2027(d)	15,000	14,550
Semiconductors–0.48%
NXP B.V./NXP Funding LLC(Netherlands), 4.63%, 06/01/2023(d)	200,000	208,460
Specialized Consumer Services–0.19%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(d)	68,000	68,170
7.45%, 08/15/2027	15,000	15,975
		84,145
Specialized REITs–0.43%
Equinix, Inc., 5.88%, 01/15/2026	44,000	46,204
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	25,000	26,492
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(d)	34,000	33,320
Principal Amount		Value
Specialized REITs–(continued)
Iron Mountain, Inc.,
6.00%, 08/15/2023	$12,000	$12,300
5.75%, 08/15/2024	6,000	5,967
5.25%, 03/15/2028(d)	12,000	11,400
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(d)	33,000	26,796
SBA Communications Corp., 4.88%, 09/01/2024	25,000	24,853
		187,332
Specialty Chemicals–0.25%
Ashland LLC, 4.75%, 08/15/2022	16,000	16,540
Element Solutions, Inc., 5.88%, 12/01/2025(d)	26,000	26,487
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(d)	31,000	31,232
PolyOne Corp., 5.25%, 03/15/2023	22,000	22,798
PQ Corp., 6.75%, 11/15/2022(d)	11,000	11,399
		108,456
Steel–0.29%
ArcelorMittal(Luxembourg), 7.00%, 10/15/2039	16,000	18,285
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025	38,000	37,145
United States Steel Corp., 6.88%, 08/15/2025	82,000	71,135
		126,565
Technology Distributors–0.03%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	14,000	14,210
Technology Hardware, Storage & Peripherals–0.10%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(d)	43,000	45,304
Textiles–0.33%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC(China), 7.50%, 05/01/2025(d)	150,000	146,062
Trading Companies & Distributors–0.32%
BMC East, LLC, 5.50%, 10/01/2024(d)	27,000	27,270
H&E Equipment Services, Inc., 5.63%, 09/01/2025	14,000	13,940
Herc Rentals, Inc., 7.75%, 06/01/2024(d)	4,000	4,218
United Rentals North America, Inc.,
5.50%, 07/15/2025	48,000	49,200
6.50%, 12/15/2026	11,000	11,687
5.25%, 01/15/2030	32,000	31,440
		137,755
Trucking–0.05%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 04/01/2023	15,000	15,113
5.25%, 03/15/2025(d)	8,000	7,730
		22,843
Wireless Telecommunication Services–0.72%
Sprint Capital Corp., 8.75%, 03/15/2032	23,000	26,450
See accompanying notes which are an integral part of this schedule.
Invesco Strategic Real Return Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
Sprint Corp.,
7.25%, 09/15/2021	$63,000	$66,386
7.88%, 09/15/2023	64,000	68,907
7.63%, 02/15/2025	14,000	14,840
T-Mobile USA, Inc., 6.50%, 01/15/2026	128,000	135,360
		311,943
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,923,229)		9,744,527
Shares
Preferred Stocks–1.74%
Agricultural Products–0.12%
Bunge Ltd., 0.00% $4.88 Conv. Pfd.	525	50,967
Asset Management & Custody Banks–0.11%
AMG Capital Trust II, 0.00% $2.58 Pfd.	1,000	47,330
Diversified Banks–0.64%
Bank of America Corp., 0.00% Series L, $72.50 Pfd.	110	146,312
Wells Fargo & Co., 0.00% Class A, Series L, $75.00 Pfd.	100	132,500
		278,812
Health Care Equipment–0.13%
Becton, Dickinson and Co., 0.00% Series A, $3.06 Conv. Pfd.	1,000	58,170
Industrial Machinery–0.23%
Colfax Corp., 0.00% $5.75 Conv. Pfd.	250	28,895
Fortive Corp., 0.00% Series A, $50.00 Conv. Pfd.	25	24,600
Shares		Value
Industrial Machinery–(continued)
Stanley Black & Decker, Inc., 0.00% Series C, $5.38 Conv. Investment Units	500	$46,620
		100,115
Integrated Telecommunication Services–0.05%
AT&T, Inc., 0.00% Pfd.	861	22,524
Multi-line Insurance–0.12%
Assurant, Inc., 0.00% Series D, $6.50 Conv. Pfd.	500	53,230
Multi-Utilities–0.21%
CenterPoint Energy, Inc., 0.00% Series B, $3.50 Conv. Pfd.	1,000	50,000
Sempra Energy, 6.00%, Series A, Pfd.	400	43,568
		93,568
Oil & Gas Storage & Transportation–0.06%
El Paso Energy Capital Trust I, 0.00% $2.38 Pfd.	500	25,300
Specialized REITs–0.07%
Crown Castle International Corp., 6.88%, Series A, Pfd.	25	29,643
Total Preferred Stocks (Cost $749,188)		759,659
TOTAL INVESTMENTS IN SECURITIES–99.40% (Cost $43,405,326)		43,378,340
OTHER ASSETS LESS LIABILITIES–0.60%		263,163
NET ASSETS–100.00%		$43,641,503
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(c)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of May 31, 2019 represented 30.25% of the Fund’s Net Assets. See Note 3.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $4,396,421, which represented 10.07% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Perpetual bond with no specified maturity date.
See accompanying notes which are an integral part of this schedule.
Invesco Strategic Real Return Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and
Invesco Strategic Real Return Fund

B.	Securities Transactions and Investment Income — (continued)
unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$19,673,889	$—	$19,673,889
Common Stocks & Other Equity Interests	13,200,265	—	—	13,200,265
U.S. Dollar Denominated Bonds & Notes	88,231	9,656,296	—	9,744,527
Preferred Stocks	712,329	47,330	—	759,659
Total Investments	$14,000,825	$29,377,515	$—	$43,378,340
NOTE 3—Investments in Affiliates
The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the nine months ended May 31, 2019.
	Value 08/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 05/31/19	Dividend Income
Invesco Floating Rate Fund, Class R6	$12,517,778	$3,770,664	$(2,785,000)	$(96,858)	$(206,319)	$13,200,265	$528,219
Invesco Strategic Real Return Fund